Leases - Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Mar. 31, 2019 ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)
Operating Leases Future Minimum Payments Due [Abstract]
Fiscal 2020	₨ 251,287	$ 3,633
Fiscal 2021	189,007	2,733
Fiscal 2022	169,638	2,453
Fiscal 2023	175,210	2,533
Fiscal 2024	180,446	2,609
Thereafter	5,819,426	84,144
Total	₨ 6,785,014	$ 98,105